Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share
Weighted average number of outstanding shares after adjusted for the effect of the corporate reorganization	16,409,285	14,112,841	12,065,714